Income taxes - Narrative (Detail) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2018	Jan. 31, 2018	Dec. 31, 2017	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Income Tax Disclosure [Abstract]
Valuation allowance increase(decrease)								$ (14,300)	$ 29,600	$ 41,800
Income tax rate		21.00%						32.90%	34.00%	34.00%
Reduction in deferred tax assets before valuation allowance			$ 59,500
Uncertain tax benefits	$ 7,700	$ 7,700		$ 8,000		$ 8,000		$ 7,700	$ 0
Uncertain tax position liabilities	2,500	2,500						2,500	0
Provision for (benefit from) income taxes				1,945	$ 121	2,653	$ (22)	3,134	$ 356	$ (1,033)
Uncertain tax benefits that would impact the effective tax rate if recognized				$ 8,000		$ 8,000
Federal
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	479,000	479,000						479,000
Tax credit	$ 7,000	7,000						7,000
Tax credit expiration year	2033
State
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 170,000	170,000						170,000
Tax credit	3,000	3,000						3,000
Foreign tax authority
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 14,700	$ 14,700						$ 14,700